Called up share capital and other equity instruments - HSBC's additional tier 1 capital - contingent convertible securities in issue which are accounted for in equity (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 22,414,000,000				$ 22,414,000,000
Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Other equity instruments	22,414,000,000				22,414,000,000
$2,000m issued at 6.875%3
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%
$2,000m issued at 6.875%3 | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%
Other equity instruments	$ 0				2,000,000,000
$2,250m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
$2,250m issued at 6.375% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
Other equity instruments	$ 2,250,000,000				2,250,000,000
$2,450m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
$2,450m issued at 6.375% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
Other equity instruments	$ 2,450,000,000				2,450,000,000
$3,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
$3,000m issued at 6.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
Other equity instruments	$ 3,000,000,000				3,000,000,000
$2,350m issued at 6.250%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%
$2,350m issued at 6.250% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%
Other equity instruments	$ 2,350,000,000				2,350,000,000
$1,800m issued at 6.500%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%
$1,800m issued at 6.500% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%
Other equity instruments	$ 1,800,000,000				1,800,000,000
$1,500m issued at 4.600%4
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%
$1,500m issued at 4.600%4 | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%
Other equity instruments	$ 1,500,000,000				1,500,000,000
$1,000m issued at 4.000%5
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000,000,000
Other equity instruments interest rate	4.00%	4.00%	4.00%	4.00%
$1,000m issued at 4.000%5 | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000
Other equity instruments interest rate	4.00%	4.00%	4.00%	4.00%
Other equity instruments	$ 1,000,000,000				0
$1,000m issued at 4.700%6
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
$1,000m issued at 4.700%6 | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
Other equity instruments	$ 1,000,000,000				0
€1,500m issued at 5.250%
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%
€1,500m issued at 5.250% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%
Other equity instruments	$ 1,945,000,000				1,945,000,000
€1,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
€1,000m issued at 6.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
Other equity instruments	$ 1,123,000,000				1,123,000,000
€1,250m issued at 4.750%
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%
€1,250m issued at 4.750% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%
Other equity instruments	$ 1,422,000,000				1,422,000,000
£1,000m issued at 5.875%
Disclosure Of Other Equity [Line Items]
Notional amount | £			£ 1,000,000,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%
£1,000m issued at 5.875% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount | £			£ 1,000,000,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%
Other equity instruments	$ 1,301,000,000				1,301,000,000
SGD1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount				$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
SGD1,000m issued at 4.700% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount				$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
Other equity instruments	$ 723,000,000				723,000,000
SGD750m issued at 5.000%
Disclosure Of Other Equity [Line Items]
Notional amount				$ 750,000,000
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%
SGD750m issued at 5.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount				$ 750,000,000
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%
Other equity instruments	$ 550,000,000				$ 550,000,000